Cambria ETF Trust

Supplement dated May 9, 2019

to the currently effective Statement of Additional Information

(“SAI”), as may be amended or supplemented

The following information supplements and should be read in conjunction with the SAI.

Effective immediately, Appendix C is hereby deleted in its entirety and replaced with the following:

Appendix C

Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities no later than the second Business Day following the day on which the order is deemed received by the Distributor. The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than the one just described in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds investing in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the applicable Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the regular holidays in calendar year 2019 are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

Argentina
January 1 March 4 March 5 April 2 April 18	April 19 May 1 June 20 August 19 October 14	November 6 November 18 December 25
Australia
January 1 January 28 April 19 April 22	April 25 June 10 December 24 December 25	December 26 December 31
Austria
January 1 April 19 April 22	May 1 June 10 December 24	December 25 December 26 December 31
Bahrain
January 1 May 1 June 4 June 5	June 6 August 11 August 12 August 13	September 8 September 9 December 16 December 17
Bangladesh
February 21 February 28 March 17 March 26 April 14 April 22 May 1 May 20 May 31	June 2 June 4 June 5 June 6 July 1 August 11 August 12 August 13 August 15	September 10 October 8 November 9 November 10 December 16 December 25 December 31
Belgium
January 1 April 19	April 22 May 1	December 25 December 26
Bermuda
January 1 April 19 May 31 June 17	August 1 August 2 September 2 November 11	December 25 December 26
Bosnia-Herzegovina
January 1 January 2 January 7 January 9 March 1 April 22	April 26 April 29 May 1 May 2 May 9 June 5	June 6 August 12 November 21 November 25 December 25
Botswana
January 1 January 2 April 19 April 20 April 22	May 1 May 30 July 1 July 2 July 15	July 16 September 30 October 1 December 25 December 26

Brazil
January 1 January 25 March 4 March 5 March 6	April 19 May 1 June 20 July 9 September 7	October 12 November 2 November 15 November 20 December 25
Bulgaria
January 1 March 4 April 19 April 22 April 26	April 29 May 1 May 6 May 24 September 6	September 23 December 24 December 25 December 26
Canada
January 1 February 18 April 19 May 20	July 1 August 5 September 2 October 14	December 25 December 26
Chile
January 1 April 19 May 1 May 21	July 16 August 15 September 18 September 19	September 20 November 1 December 25 December 31
China
January 1 January 21 February 2 February 3 February 4 February 5 February 6 February 7 February 8 April 5 April 19 April 22	April 28 May 1 May 2 May 3 May 5 May 13 May 27 June 7 July 1 July 4 September 2 September 13	September 29 October 1 October 2 October 3 October 4 October 7 October 12 October 14 November 11 November 28 December 25 December 26
Colombia
January 1 January 7 March 25 April 18 April 19	May 1 June 3 June 24 July 1 August 7	August 19 October 14 November 4 November 11 December 25
Costa Rica
January 1 April 11 April 18	April 19 May 1 July 25	August 2 August 15 December 25
Croatia
January 1 April 19 April 22 May 1 June 20	June 25 August 5 August 15 October 8 November 1	December 24 December 25 December 26 December 31

Cyprus
January 1 March 11 March 25 April 1 April 10 April 19	April 22 April 26 April 29 April 30 May 1 June 17	August 15 October 1 October 28 December 24 December 25 December 26
Czech Republic
January 1 April 19 April 22 May 1	May 8 July 5 October 28 December 24	December 25 December 26
Denmark
January 1 April 18 April 19 April 22 May 10	May 17 May 30 May 31 June 5 December 24	December 25 December 26 December 31
Ecuador
January 1 March 4 March 5 April 19	May 1 May 24 August 9 October 11	November 1 November 4 December 25
Egypt
January 1 January 7 January 24 April 25 April 28 April 29 May 1	June 5 June 6 June 30 July 1 July 23 August 11 August 12	August 13 August 14 September 1 October 6 November 10
Estonia
January 1 April 19 April 22 May 1	May 30 June 24 August 20 December 24	December 25 December 26 December 31
Finland
January 1 April 19 April 22 May 1	May 30 June 21 December 6 December 24	December 25 December 26 December 31
France
January 1 April 19	April 22 May 1	December 25 December 26
Germany
January 1 April 19 April 22 May 1	May 30 June 10 June 20 October 3	December 24 December 25 December 26

Ghana
January 1 January 7 March 6 April 19 April 22	May 1 May 27 June 5 July 1 August 12	September 23 December 6 December 25 December 26
Greece
January 1 March 11 March 25 April 19 April 22	April 26 April 29 May 1 June 17 August 15	October 28 December 24 December 25 December 26
Hong Kong SAR
January 1 February 2 February 3 February 4 February 5 February 6 February 7 February 8 April 5 April 18 April 19	April 22 April 28 May 1 May 5 May 10 May 13 June 7 June 28 July 1 September 13 September 29	October 1 October 2 October 3 October 4 October 7 October 12 December 24 December 25 December 26 December 30 December 31
Hungary
January 1 March 15 April 19 April 22 May 1	June 10 August 19 August 20 October 23 November 1	December 24 December 25 December 26 December 27 December 31
Iceland
January 1 April 18 April 19 April 22 April 25	May 1 May 30 June 10 June 17 August 5	December 24 December 25 December 26 December 31
India
February 19 March 4 March 21 April 1 April 17 April 19 April 29	May 1 June 5 August 12 August 15 September 2 September 10 October 2	October 8 October 27 October 28 November 12 December 25
Indonesia
January 1 February 5 March 7 April 3 April 17 April 19	May 1 May 30 June 3 June 4 June 5 June 7	August 12 December 24 December 25 December 31

Ireland
January 1 January 21 March 18 April 19	April 22 May 1 May 6 June 3	August 5 October 28 December 25 December 26
Israel
March 21 April 9 April 22 April 23 April 24 April 25	May 8 May 9 September 30 October 1 October 8 October 9	October 14 October 15 October 16 October 17 October 20 October 21
Italy
January 1 April 19	April 22 December 25	December 26
Ivory Coast
January 1 April 22 April 30 May 1 May 30	June 5 June 10 August 7 August 12 August 15	November 1 November 15 December 25
Japan
January 1 January 2 January 3 January 14 February 11 March 21 April 29	April 30 May 1 May 2 May 3 May 6 July 15 August 12	September 16 September 23 October 14 October 22 November 4 December 31
Jordan
January 1 May 1 June 4 June 5	June 6 August 11 August 12 August 13	August 14 August 31 December 25
Kazakhstan
January 1 January 2 January 7 March 8 March 21 March 22	March 25 May 1 May 7 May 9 May 10 July 8	August 30 December 2 December 16 December 17
Kenya
January 1 April 19 April 22 May 1	June 5 August 12 October 21 December 2	December 12 December 25
Kuwait
January 1 February 24 February 25 February 26	April 4 June 5 June 6 August 11	August 12 August 13 September 1 November 10

Latvia
January 1 April 19 April 22 May 1	May 6 May 30 June 24 November 18	December 24 December 25 December 26 December 31
Lithuania
January 1 March 11 April 19 April 22 May 1	May 30 June 24 August 15 November 1 December 24	December 25 December 26 December 31
Luxembourg
January 1 April 19 April 22 May 1	May 30 June 10 August 15 November 1	December 25 December 26
Malaysia
January 1 January 21 February 1 February 4 February 5 February 6	May 1 May 20 May 22 June 5 June 6 August 12	September 9 September 16 October 28 December 25
Mauritius
January 1 January 2 January 21 February 1	February 5 March 4 March 12 May 1	June 5 September 3 November 1 December 25
Mexico
January 1 February 4 March 18 April 18	April 19 May 1 September 16 November 18	December 12 December 25
Morocco
January 1 January 11 May 1 June 4 June 6	July 30 August 12 August 13 August 14 August 20	August 21 September 2 November 6 November 11 November 12
Mozambique
January 1 February 4 April 8	May 1 June 25 September 25	October 4 December 25
Namibia
January 1 March 21 April 19 April 22 April 26	May 1 May 30 June 17 August 9 August 26	September 24 December 10 December 16 December 25 December 26
Netherlands
January 1 April 19	April 22 May 1	December 25 December 26

New Zealand
January 1 January 2 February 6 April 19	April 22 April 25 June 3 October 28	December 25 December 26
Nigeria
January 1 April 19 April 22 May 1	May 29 June 4 June 5 August 12	October 1 November 9 December 25 December 26
Norway
January 1 April 17 April 18 April 19 April 22	May 1 May 17 May 30 June 10 December 24	December 25 December 26 December 31
Oman
January 1 April 3 April 4 June 5 June 6	July 23 August 11 August 12 August 13 August 14	August 15 September 1 November 10 November 18 November 19
Pakistan
January 1 February 5 May 1 May 6 June 5	June 6 July 1 August 11 August 12 August 14	September 10 September 11 November 9
Peru
January 1 April 18 April 19	May 1 July 29 August 30	October 8 November 1 December 25
Philippines
January 1 February 5 February 25 April 9 April 18	April 19 May 1 June 12 August 21 August 26	November 1 December 24 December 25 December 30 December 31
Poland
January 1 April 19 April 22 May 1 May 3	June 20 August 15 November 1 November 11 December 24	December 25 December 26 December 31
Portugal
January 1 April 19 April 22 April 25	May 1 June 10 June 13 June 20	August 15 November 1 December 25 December 26
Qatar
January 1 February 12 March 3 June 4	June 5 June 6 August 11 August 12	August 13 December 18

Romania
January 1 January 2 January 24	April 29 May 1 June 17	August 15 December 25 December 26
Russia
January 1 January 2 January 3 January 4	January 7 January 8 March 8 May 1	May 9 June 12 November 4
Rwanda
January 1 January 2 February 1 April 8 April 19	April 22 May 1 July 1 July 4 July 25	August 2 August 15 December 26
Saudi Arabia
June 5 June 6 June 9	June 10 August 11 August 12	August 13 August 14 September 23
Serbia
January 1 January 2 January 7 February 15	February 16 April 26 April 29 May 1	May 2 November 11
Singapore
January 1 February 4 February 5 February 6	April 19 May 1 May 20 June 5	August 9 August 12 October 28 December 25
Slovakia
January 1 April 19 April 22 May 1	May 8 July 5 August 29 November 1	December 24 December 25 December 26
Slovenia
January 1 January 2 February 8 April 19 April 22	May 1 May 2 June 25 August 15 October 31	November 1 December 24 December 25 December 26 December 31
South Africa
January 1 March 21 April 19 April 22 April 26	May 1 May 8 June 17 August 9 September 24	December 16 December 25 December 26
South Korea
January 1 February 4 February 5 February 6 March 1	May 1 May 6 June 6 August 15 September 12	September 13 October 3 October 9 December 25 December 31

Spain
January 1 April 19 April 22	May 1 December 24 December 25	December 26 December 31
Sri Lanka
January 1 January 15 February 4 February 19 March 4 March 19 March 20	April 12 April 15 April 19 May 1 May 20 June 5 July 16	August 12 August 14 September 13 November 11 November 12 December 11 December 25
Swaziland
January 1 April 19 April 22 April 25 April 26	May 1 May 30 July 22 September 2 September 6	December 25 December 26 December 28
Sweden
January 1 April 18 April 19 April 22 April 30	May 1 May 29 May 30 June 6 June 21	December 24 December 25 December 26 December 31
Switzerland
January 1 January 2 April 19 April 22	May 1 May 30 June 10 August 1	December 25 December 26
Taiwan
January 1 January 31 February 1 February 4 February 5 February 6	February 7 February 8 February 28 March 1 April 4 April 5	May 1 June 7 September 13 October 10 October 11
Tanzania
January 1 April 19 April 22 April 26	May 1 June 5 August 8 August 12	October 14 December 9 December 25 December 26
Thailand
January 1 February 19 April 8 April 15 April 16 May 1	May 6 May 20 July 16 July 29 August 12 October 14	October 23 December 5 December 10 December 31
Tunisia
January 1 January 14 March 20 April 9 May 1	June 4 June 5 June 6 July 25 August 9	August 13 September 1 October 15 November 9

Turkey
January 1 April 23 May 1 June 5 June 6	June 7 July 15 August 12 August 13 August 14	August 15 August 30 October 29
Uganda
January 1 March 8 April 19	April 22 May 1 June 3	October 9 December 25 December 26
Ukraine
January 1 January 2 January 7 March 8 April 29	April 30 May 1 May 9 June 17 June 28	August 24 October 15 December 25 December 30 December 31
United Arab Emirates
January 1 June 5 June 6 August 11	August 12 August 13 August 14 September 1	November 10 December 2 December 3
United Kingdom
January 1 January 21 April 19 April 22	May 6 May 27 August 26 December 24	December 25 December 26 December 31
United States
January 1 January 21 February 18 April 19	May 27 July 4 September 2 October 14	November 11 November 28 December 25
Uruguay
January 1 March 4 March 5 April 18	April 19 April 22 May 1 June 19	July 18 December 25
Vietnam
January 1 February 4 February 5 February 6	February 7 February 8 April 15 April 29	April 30 May 1 September 2 December 31
Zambia
January 1 March 8 March 12 April 19 April 22	May 1 May 25 July 1 July 2 August 5	October 18 October 24 December 25
Zimbabwe
January 1 February 21 April 18 April 19	April 22 May 1 May 25 August 12	August 13 December 22 December 25 December 26

Redemptions. The longest redemption cycle for the Funds is a function of the longest redemption cycle among the countries whose stocks are held by a Fund. These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

In calendar year 2019, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles for the Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	04/18/19	04/26/19	8

Bangladesh	05/29/19	06/09/19	11
	05/30/19	06/10/19	11
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/18/19	11
	08/08/19	08/19/19	11

China	01/30/19	02/11/19	12
	01/31/19	02/12/19	12
	02/01/19	02/13/19	12
	09/26/19	10/08/19	12
	09/27/19	10/09/19	12
	09/30/19	10/10/19	10

China Connect – Stock Connect	02/01/19	02/11/19	10
	09/30/19	10/08/19	8

Cyprus	04/24/19	05/02/19	8
	04/25/19	05/03/19	8

Hungary	12/20/19	12/30/19	10
	12/23/19	12/31/19	8

Indonesia	05/29/19	06/10/19	12
	05/31/19	06/11/19	11

Japan	04/24/19	05/07/19	13
	04/25/19	05/08/19	13
	04/26/19	05/09/19	13
	12/26/19	01/06/20	11
	12/27/19	01/07/20	11
	12/30/19	01/08/20	9

Jordan	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Kuwait	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Country	Trade Date	Settlement Date	Number of Days to Settle
Malaysia	01/30/19	02/07/19	8
	01/31/19	02/08/19	8

Morocco	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/09/19	08/19/19	10
	11/04/19	11/13/19	9
	11/05/19	11/14/19	9

Namibia	03/14/19	03/22/19	8
	03/15/19	03/25/19	10
	03/18/19	03/26/19	8
	03/19/19	03/27/19	8
	03/20/19	03/28/19	8
	04/12/19	04/23/19	11
	04/15/19	04/24/19	9
	04/16/19	04/25/19	9
	04/17/19	04/26/19	9
	04/18/19	04/29/19	11
	04/24/19	05/02/19	8
	04/25/19	05/03/19	8
	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8
	05/23/19	05/31/19	8
	05/24/19	06/03/19	10
	05/27/19	06/04/19	8
	05/28/19	06/05/19	8
	05/29/19	06/06/19	8
	06/10/19	06/18/19	8
	06/11/19	06/19/19	8
	06/12/19	06/20/19	8
	06/13/19	06/21/19	8
	06/14/19	06/24/19	10
	08/02/19	08/12/19	10
	08/05/19	08/13/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/19/19	08/27/19	8
	08/20/19	08/28/19	8
	08/21/19	08/29/19	8
	08/22/19	08/30/19	8
	08/23/19	09/02/19	10
	09/17/19	09/25/19	8
	09/18/19	09/26/19	8
	09/19/19	09/27/19	8
	09/20/19	09/30/19	10
	09/23/19	10/01/19	8
	12/03/19	12/11/19	8
	12/04/19	12/12/19	8
	12/05/19	12/13/19	8
	12/06/19	12/17/19	11

Country	Trade Date	Settlement Date	Number of Days to Settle
	12/09/19	12/18/19	9
	12/11/19	12/19/19	8
	12/12/19	12/20/19	8
	12/13/19	12/23/19	10
	12/18/19	12/27/19	9
	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10
	12/24/19	01/03/20	10

New Zealand	04/18/19	04/26/19	8

Oman	08/06/19	08/18/19	12
	08/07/19	08/19/19	12
	08/08/19	08/20/19	12

Philippines	12/23/19	01/02/20	10
	12/26/19	01/03/20	8
	12/27/19	01/06/20	10

Qatar	05/30/19	06/09/19	10
	06/02/19	06/10/19	8
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Russia	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8

Saudi Arabia	08/08/19	08/18/19	10
	08/11/19	08/19/19	8

Serbia	04/25/19	05/03/19	8

Taiwan	01/29/19	02/11/19	13
	01/30/19	02/12/19	13

Tunisia	05/30/19	06/07/19	8

United Arab Emirates	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

Uruguay	04/15/19	04/23/19	8
	04/16/19	04/24/19	8
	04/17/19	04/25/19	8

Vietnam	01/31/19	02/11/19	11
	02/01/19	02/12/19	11

Country	Trade Date	Settlement Date	Number of Days to Settle
Zimbabwe	04/15/19	04/23/19	8
	04/16/19	04/24/19	8
	04/17/19	04/25/19	8
	12/19/19	12/27/19	8
	12/20/19	12/30/19	10

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SK-020-0100